UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment             [ ]; Amendment Number:  ___________
This  Amendment  (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Titan Capital Group III, LP
Address:    405 Lexington Avenue
            51st Floor
            New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven R. Skalicky
Address:    Chief Compliance Officer
Phone:      (212) 750-5700

Signature, Place, and Date of Signing:

/s/ Steven R. Skalicky            New York, NY               August 16, 2010
-------------------------     ----------------------      ----------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number Name

28- _______________      ____________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total:  $1,945,826
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name

____    28-_______________            ___________________________
[Repeat as necessary.]


                                                       FORM 13F INFORMATION TABLE
                                                              JUNE 30, 2010


COLUMN 1                       COLUMN 2           COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 ---------------    -----      --------  -------   ---  ----  ----------  --------  ----  ------  ----
ACTUANT CORP                   CL A NEW           00508X203      851      45,200      PUT   SOLE        NONE          851
ACTUANT CORP                   SDCV  2.000%11/1   00508XAB0    1,843   1,750,000 PRN        SOLE        NONE        1,843
AGCO CORP                      NOTE  1.750%12/3   001084AL6    6,286   5,000,000 PRN        SOLE        NONE        6,286
ALCOA INC                      COM                013817101    1,147     114,000      PUT   SOLE        NONE        1,147
ALCOA INC                      NOTE  5.250% 3/1   013817AT8    8,945   5,250,000 PRN        SOLE        NONE        8,945
AMERICAN INTL GROUP INC        COM NEW            026874784    2,369      68,800      PUT   SOLE        NONE        2,369
AMERICAN INTL GROUP INC        COM NEW            026874784    1,378      40,000      PUT   SOLE        NONE        1,378
AMERICAN INTL GROUP INC        COM NEW            026874784    8,954     260,000      PUT   SOLE        NONE        8,954
AMERICAN INTL GROUP INC        COM NEW            026874784    1,229      35,673 SH         SOLE        NONE        1,229
AMERICAN INTL GROUP INC        COM NEW            026874784    5,765     167,400      PUT   SOLE        NONE        5,765
AMERICAN INTL GROUP INC        COM NEW            026874784      286       8,300      PUT   SOLE        NONE          286
AMERICAN INTL GROUP INC        COM NEW            026874784    2,831      82,200      PUT   SOLE        NONE        2,831
AMERICAN INTL GROUP INC        COM NEW            026874784      696      20,200      PUT   SOLE        NONE          696
AMERICAN INTL GROUP INC        COM NEW            026874784    3,830     111,200      PUT   SOLE        NONE        3,830
AMERICAN INTL GROUP INC        COM NEW            026874784    1,722      50,000      PUT   SOLE        NONE        1,722
AMERICAN INTL GROUP INC        COM NEW            026874784    2,046      59,400      PUT   SOLE        NONE        2,046
AMERICAN INTL GROUP INC        COM NEW            026874784    1,133      32,900      PUT   SOLE        NONE        1,133
AMERICAN INTL GROUP INC        COM NEW            026874784       38       1,100      PUT   SOLE        NONE           38
AMERICAN INTL GROUP INC        COM NEW            026874784    2,738      79,500      PUT   SOLE        NONE        2,738
AMERICAN INTL GROUP INC        COM NEW            026874784      358      10,400      PUT   SOLE        NONE          358
AMERICAN INTL GROUP INC        COM NEW            026874784      689      20,000      PUT   SOLE        NONE          689
AMERICAN INTL GROUP INC        COM NEW            026874784    1,312      38,100      PUT   SOLE        NONE        1,312
AMERICAN INTL GROUP INC        COM NEW            026874784      172       5,000      CALL  SOLE        NONE          172
AMERICAN INTL GROUP INC        COM NEW            026874784      217       6,300      CALL  SOLE        NONE          217
AMERICAN INTL GROUP INC        COM NEW            026874784      172       5,000      CALL  SOLE        NONE          172
AMERICAN INTL GROUP INC        COM NEW            026874784    1,071      31,100      CALL  SOLE        NONE        1,071
AMERICAN INTL GROUP INC        COM NEW            026874784       34       1,000      PUT   SOLE        NONE           34
APPLE INC                      COM                037833100   40,748     162,000      PUT   SOLE        NONE       40,748
ARCHER DANIELS MIDLAND CO      COM                039483102    4,044     156,619 SH         SOLE        NONE        4,044
AVERY DENNISON CORP            COM                053611109      840      26,150 SH         SOLE        NONE          840
BEAZER HOMES USA INC           UNIT 99/99/9999    07556Q501    1,075      60,000 SH         SOLE        NONE        1,075
BOISE INC                      *W EXP 06/18/201   09746Y113      128     276,150 SH         SOLE        NONE          128
BP PLC                         SPONSORED ADR      055622104      606      21,000 SH         SOLE        NONE          606
BP PLC                         SPONSORED ADR      055622104    3,018     104,500      PUT   SOLE        NONE        3,018
BP PLC                         SPONSORED ADR      055622104   10,108     350,000      PUT   SOLE        NONE       10,108
BUNGE LIMITED                  COM                G16962105      123       2,500      CALL  SOLE        NONE          123
CAPITAL ONE FINL CORP          COM                14040H105    1,612      40,000      CALL  SOLE        NONE        1,612
CAPITAL ONE FINL CORP          COM                14040H105      806      20,000      CALL  SOLE        NONE          806
CAPITAL ONE FINL CORP          COM                14040H105    4,030     100,000      PUT   SOLE        NONE        4,030
CAPITAL ONE FINL CORP          COM                14040H105      806      20,000      PUT   SOLE        NONE          806
CAPITAL ONE FINL CORP          COM                14040H105      403      10,000      PUT   SOLE        NONE          403
CAPITAL ONE FINL CORP          COM                14040H105    1,016      25,210 SH         SOLE        NONE        1,016
CAPITAL ONE FINL CORP          *W EXP 11/14/201   14040H139    1,571     102,700 SH         SOLE        NONE        1,571
CITIGROUP INC                  COM                172967101      788     209,700      PUT   SOLE        NONE          788
CITIGROUP INC                  COM                172967101      519     137,900 SH         SOLE        NONE          519
COMERICA INC                   *W EXP 11/14/201   200340115    3,566     280,000 SH         SOLE        NONE        3,566
CORE LABORATORIES LP           NOTE  0.250%10/3   21868FAB9    8,012   5,000,000 PRN        SOLE        NONE        8,012
DOLE FOOD CO INC NEW           COM                256603101      115      11,000      PUT   SOLE        NONE          115
DOLE FOOD CO INC NEW           COM                256603101      167      16,000      PUT   SOLE        NONE          167
DRYSHIPS INC                   SHS                Y2109Q101      186      52,000      PUT   SOLE        NONE          186
DRYSHIPS INC                   SHS                Y2109Q101      157      44,000 SH         SOLE        NONE          157
FORD MTR CO DEL                *W EXP 01/01/201   345370134    1,286     414,321 SH         SOLE        NONE        1,286
GLG PARTNERS INC               *W EXP 12/28/201   37929X115       64     550,000 SH         SOLE        NONE           64
GOLDMAN SACHS GROUP INC        COM                38141G104   30,533     232,600      PUT   SOLE        NONE       30,533
GOLDMAN SACHS GROUP INC        COM                38141G104   11,071      84,341 SH         SOLE        NONE       11,071
HECKMANN CORP                  *W EXP 11/09/201   422680116       52     120,000 SH         SOLE        NONE           52
HUMAN GENOME SCIENCES INC      NOTE  2.250%10/1   444903AK4    8,096   5,100,000 PRN        SOLE        NONE        8,096
INGERSOLL-RAND GLOBAL HLDG C   NOTE  4.500% 4/1   45687AAD4    3,437   1,750,000 PRN        SOLE        NONE        3,437
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201   46269C128      356     150,000 SH         SOLE        NONE          356
ISHARES TR INDEX               RUSSELL 2000       464287655  226,790   3,713,000      CALL  SOLE        NONE      226,790
ISHARES TR INDEX               RUSSELL 2000       464287655    4,825      79,000      CALL  SOLE        NONE        4,825
ISHARES TR INDEX               RUSSELL 2000       464287655   48,253     790,000      PUT   SOLE        NONE       48,253
ISHARES TR INDEX               RUSSELL 2000       464287655    4,825      79,000      PUT   SOLE        NONE        4,825
ISHARES TR INDEX               RUSSELL 2000       464287655  579,038   9,480,000      PUT   SOLE        NONE      579,038
ISHARES TR INDEX               RUSSELL 2000       464287655   60,317     987,500      PUT   SOLE        NONE       60,317
ISHARES TR INDEX               RUSSELL 2000       464287655   12,063     197,500      PUT   SOLE        NONE       12,063
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500        9         100 SH         SOLE        NONE            9
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500    2,336      27,000 SH         SOLE        NONE        2,336
MERCK & CO INC NEW             PFD CONV 6%        58933Y204      257       1,044 SH         SOLE        NONE          257
MERCK & CO INC NEW             PFD CONV 6%        58933Y204   12,056      49,000 SH         SOLE        NONE       12,056
MICRON TECHNOLOGY INC          NOTE  4.250%10/1   595112AJ2    2,687   1,500,000 PRN        SOLE        NONE        2,687
MYLAN INC                      COM                628530107    7,980     468,300      PUT   SOLE        NONE        7,980
MYLAN INC                      COM                628530107      179      10,500      PUT   SOLE        NONE          179
MYLAN INC                      COM                628530107    1,254      73,600      PUT   SOLE        NONE        1,254
MYLAN INC                      COM                628530107    7,314     429,203 SH         SOLE        NONE        7,314
MYLAN INC                      COM                628530107      600      35,200      PUT   SOLE        NONE          600
MYLAN INC                      COM                628530107    2,821     165,569 SH         SOLE        NONE        2,821
MYLAN INC                      PFD CONV           628530206   50,192      47,440 SH         SOLE        NONE       50,192
MYLAN INC                      PFD CONV           628530206   20,896      19,750 SH         SOLE        NONE       20,896
OWENS CORNING NEW              COM                690742101    2,094      70,000      PUT   SOLE        NONE        2,094
OWENS CORNING NEW              *W EXP 10/30/201   690742127      372     126,582 SH         SOLE        NONE          372
PLACER DOME INC                DBCV  2.750%10/1   725906AK7    5,555   3,000,000 PRN        SOLE        NONE        5,555
PNC FINL SVCS GROUP INC        *W EXP 12/31/201   693475121      653      56,000 SH         SOLE        NONE          653
PRIMORIS SVCS CORP             *W EXP 10/02/201   74164F111       14       7,850 SH         SOLE        NONE           14
RAYTHEON CO                    *W EXP 06/16/201   755111119    1,382     117,407 SH         SOLE        NONE        1,382
REGIONS FINANCIAL CORP NEW     COM                7591EP100    6,580   1,000,000      PUT   SOLE        NONE        6,580
REGIONS FINANCIAL CORP NEW     COM                7591EP100    4,858     738,237 SH         SOLE        NONE        4,858
REGIONS FINANCIAL CORP NEW     COM                7591EP100      322      48,934 SH         SOLE        NONE          322
RESOLUTE ENERGY CORP           *W EXP 09/25/201   76116A116      652     282,700 SH         SOLE        NONE          652
SAKS INC                       COM                79377W108    1,063     140,000      PUT   SOLE        NONE        1,063
SCHEIN HENRY INC               NOTE  3.000% 8/1   806407AB8    6,837   5,750,000 PRN        SOLE        NONE        6,837
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR      81941Q203    2,380      60,000      PUT   SOLE        NONE        2,380
SHANDA INTERACTIVE ENTMT LTD   NOTE  2.000% 9/1   81941QAD6    7,512   6,500,000 PRN        SOLE        NONE        7,512
SLM CORP                       COM                78442P106    5,306     510,700      PUT   SOLE        NONE        5,306
SLM CORP                       COM                78442P106      238      22,910 SH         SOLE        NONE          238
SPDR GOLD TRUST                GOLD SHS           78463V107   62,483     513,500      CALL  SOLE        NONE       62,483
SPDR GOLD TRUST                GOLD SHS           78463V107   67,289     553,000      CALL  SOLE        NONE       67,289
SPDR GOLD TRUST                GOLD SHS           78463V107   48,064     395,000      CALL  SOLE        NONE       48,064
SPDR GOLD TRUST                GOLD SHS           78463V107   36,042     296,200      CALL  SOLE        NONE       36,042
SPDR GOLD TRUST                GOLD SHS           78463V107   38,451     316,000      CALL  SOLE        NONE       38,451
SPDR GOLD TRUST                GOLD SHS           78463V107   33,645     276,500      CALL  SOLE        NONE       33,645
SPDR GOLD TRUST                GOLD SHS           78463V107  144,191   1,185,000      PUT   SOLE        NONE      144,191
SPDR GOLD TRUST                GOLD SHS           78463V107   67,289     553,000      PUT   SOLE        NONE       67,289
SPDR GOLD TRUST                GOLD SHS           78463V107   29,751     244,500      PUT   SOLE        NONE       29,751
SPDR GOLD TRUST                GOLD SHS           78463V107   72,095     592,500      PUT   SOLE        NONE       72,095
SPDR GOLD TRUST                GOLD SHS           78463V107   38,451     316,000      PUT   SOLE        NONE       38,451
SPDR S&P 500 ETF TR            UNIT SER 1 S&P,    78462F103    1,032      10,000 SH         SOLE        NONE        1,032
TALBOTS INC                    *W EXP 04/09/201   874161110       83      38,886 SH         SOLE        NONE           83
UNITED RENTALS INC             COM                911363109      652      70,000      PUT   SOLE        NONE          652
UNITED RENTALS INC             NOTE  4.000%11/1   911363AL3    2,146   2,000,000 PRN        SOLE        NONE        2,146
UNITED THERAPEUTICS CORP DEL   NOTE  0.500%10/1   91307CAD4    4,647   3,500,000 PRN        SOLE        NONE        4,647
US AIRWAYS GROUP INC           NOTE  7.250% 5/1   911905AC1    4,098   2,000,000 PRN        SOLE        NONE        4,098
VALE S A                       ADR                91912E105    2,435     100,000      CALL  SOLE        NONE        2,435
WYNDHAM WORLDWIDE CORP         NOTE  3.500% 5/0   98310WAC2    4,044   2,500,000 PRN        SOLE        NONE        4,044
ZIONS BANCORPORATION           *W EXP 05/22/202   989701115      980     140,000 SH         SOLE        NONE          980


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